SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill
Impairment charge	$ 0	$ 0
Core deposit intangible | 2006 acquisitions
Core Deposit Intangible:
Amortization period	7 years 7 months 6 days
Core deposit intangible | 2008 acquisitions
Core Deposit Intangible:
Amortization period	9 years 8 months 12 days